Leases (Tables)	12 Months Ended
Dec. 31, 2012
Leases [Abstract]
Schedule of Rent Expense
Total rental expense consists of the following:

(In thousands)	2012	2011	2010
Gross rentals
Ships and containers	$198,137	$175,905	$165,562
Other	42,252	40,879	39,063
	240,389	216,784	204,625
Sublease rentals	(21,961)	(5,416)	(4,679)
	$218,428	$211,368	$199,946

Schedule of Future Minimum Rental Payments for Operating Leases
Future minimum rental payments required under operating leases having initial or remaining non-cancelable lease terms in excess of one year at December 31, 2012 are as follows:

(In thousands)	Ships and Containers	Other	Total
2013	$101,075	$22,496	$123,571
2014	52,349	16,140	68,489
2015	37,550	12,885	50,435
2016	29,447	8,022	37,469
2017	20,456	7,367	27,823
Later years	10,549	23,532	34,081